Accrued Liabilities Disclosure (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Liabilities (Abstract)
Accrued Liabilities (Table Text Block)

	As of December 31,
	2013	2012
Accrued loan interest and loan fees	$312	$62
Accrued operating expenses	2,501	1,311
Accrued voyage expenses and commissions	1,543	909
Accrued general and administrative expenses	1,031	499
Total	$5,387	$2,781